  THIS FILING LISTS SECURITIES HOLDINGS      ----------------------------------
 REPORTED ON THE FORM 13F FILED ON 5/12/06  |           OMB APPROVAL           |
   PURSUANT TO A REQUEST FOR CONFIDENTIAL   |----------------------------------|
 TREATMENT AND FOR WHICH THAT CONFIDENTIAL  |OMB Number:   3235-0006           |
        TREATMENT EXPIRED OR WAS DENIED.    |Expires:  December 31, 2009       |
                                            |Estimated average burden          |
                                            |hours per form . . . . . . . 22.8 |
                                             ----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:    3/31/2006
                                                            ---------------
            Check here if Amendment [X]: Amendment Number:            5
                                                            ---------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

                 The institutional investment manager filing this
            report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael R. Murphy
            --------------------------------------------------------------------
Title:      Managing Member of Discovery Group I, LLC
            --------------------------------------------------------------------
Phone:      312-920-2135
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

2/20/2007
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
------------

                         Form 13F Summary Page

                            Report Summary:


Number of Other Included Managers:
                       2
         ---------------

Form 13F Information Table Entry Total:
                       1
         ---------------
Form 13F Information Table Value Total:
         $           523 (thousands)
         ---------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number           Name
1                   28-11635                       DANIEL J. DONOGHUE
-----------         --------------------           -----------------------------
2                   28-11637                       DISCOVERY GROUP I, LLC
-----------         --------------------           -----------------------------

                                                     13F INFORMATION TABLE
                                                           3/31/2006

      COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
                                                                                                            Voting Authority

       NAME OF        TITLE OF               VALUE    SHRS OR   SH/    PUT/   INVESTMENT    OTHER
       ISSUER           CLASS    CUSIP     (X $1000)  PRN AMT   PRN    CALL   DISCRETION   MANAGERS  SOLE  SHARED        NONE
NORTHRIM BANCORP INC     COM    666762109        523    21,800   SH          SHARED-OTHER     1               21,800

 TOTAL                                           523    21,800                                                21,800